LEASES - Impacts of adoption IFRS 16 (Details) - COP ($) $ in Millions	Jan. 01, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
LEASES
Right of use assets		$ 1,661,015	$ 1,692,116	$ 1,572,446
Financial leases recognized		$ 24,503,317	$ 24,550,829
IFRS 16 Leases | ASU Adjustment
LEASES
Increase in right of use assets	$ 1,543,427
Net of deferred tax	(119,173)
Increase in lease liabilities	1,848,833
Net of effect of changes in foreign exchange rate	(9,560)
Decrease in retained earnings	$ 184,248
Transportempo S.A.S.
LEASES
Financial leases recognized				$ 29,019